Revenue - Disaggregation of Revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Revenues	¥ 8,812,013	$ 1,241,146	¥ 8,400,631	¥ 9,396,256
Product sales
Revenues	3,357,202	472,852	2,644,214	3,873,589
Service
Revenues	5,454,811	$ 768,294	5,756,417	5,522,667
Transferred at point in time | OneTime Online Store Design and Setup Services
Revenues	110,638		81,244	42,868
Transferred over time | Service
Revenues	¥ 5,344,173		¥ 5,675,173	¥ 5,479,799